Share capital	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Share capital
17    Share capital

	BHP Group Limited			BHP Group Plc
	2023 shares	2022 shares	2021 shares	2022 shares	2021 shares
Share capital issued
Opening number of shares	5,062,323,190	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796
Issue of shares	3,497,366	4,400,000	–	–	–
Corporate structure unification	–	2,112,071,796	–	(2,112,071,796)	–
Purchase of shares by ESOP Trusts	(6,442,571)	(8,704,669)	(7,587,353)	(63,567)	(185,054)
Employee share awards exercised following vesting	6,081,843	8,522,684	6,948,683	77,748	173,644
Movement in treasury shares under Employee Share Plans	360,728	181,985	638,670	(14,181)	11,410

Closing number of shares	5,065,820,556	5,062,323,190	2,945,851,394	–	2,112,071,796

Comprising:
Shares held by the public	5,064,408,782	5,061,272,144	2,944,982,333	–	2,112,057,615
Treasury shares	1,411,774	1,051,046	869,061	–	14,181
Other share classes
5.5% Preference shares of £1 each	–	–	–	–	50,000
Special Voting share of no par value	–	–	1	–	–
Special Voting share of US$0.50 par value	–	–	–	–	1
DLC Dividend share	–	–	1	–	–
During FY2023, BHP Group Limited issued 3,497,366 fully paid ordinary shares to the BHP Group Limited Employee Equity Trust and to Solium Capital (Australia) Pty Ltd at A$40.51 per share (2022: 4,400,000 fully paid ordinary shares at A$52.99 per share), to satisfy the vesting of employee share awards and related dividend equivalent entitlements under those employee share plans.
Share capital of BHP Group Limited at 30 June 2023 is composed of the following categories of shares:

Ordinary shares fully paid	Treasury shares
Each fully paid ordinary share of BHP Group Limited carries the right to one vote at a meeting of the Company.
Treasury shares are fully paid ordinary shares of BHP Group Limited that are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.

As
a result of the corporate structure unification on 31 January 2022, 2,112,071,796 fully paid ordinary shares in BHP Group Limited were issued to BHP Group Plc shareholders in a one for one exchange of their BHP Group Plc ordinary shares, resulting in BHP Group Limited becoming the sole parent company of the Group with a single set of shareholders.
The following classes of shares existed prior to the Group’s unification on 31 January 2022:

Special Voting shares	Preference shares	DLC Dividend share
Each of BHP Group Limited and BHP Group Plc had issued one Special Voting share to facilitate joint voting by shareholders of BHP Group Limited and BHP Group Plc on Joint Electorate Actions.

These shares were bought back for nominal value in January 2022 and subsequently cancelled.
Preference shares had the right to repayment of the amount paid up on the nominal value and any unpaid dividends in priority to the holders of any other class of shares in BHP Group Plc on a return of capital or winding up. These shares were acquired by way of gift from J.P. Morgan and subsequently cancelled on 31 January 2022.
The DLC Dividend share supported the Dual Listed Company (DLC) equalisation principles in place since the merger in 2001, including the requirement that ordinary shareholders of BHP Group Plc and BHP Group Limited were paid equal cash dividends per share. This share enabled efficient and flexible capital management across the DLC and was issued on 23 February 2016 at par value of US$10.

This share was bought back for nominal value in January 2022 and subsequently cancelled.